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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 3 of its series, Evergreen Asset Allocation Fund, Evergreen Balanced Fund and Evergreen Foundation Fund, for the six months ended September 30, 2003. These 3 series have a 3/31fiscal year end.

Date of reporting period: 9/30/2003

Item 1 - Reports to Stockholders.

Evergreen Asset Allocation Fund

Evergreen Asset Allocation Fund: Semiannual Report as of September 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
11	STATEMENT OF ASSETS AND LIABILITIES
12	STATEMENT OF OPERATIONS
13	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

November 2003

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Asset Allocation Fund, which covers the six-month period ended September 30, 2003.

Over the past six months, investors have encountered a variety of challenges. The uncertain geopolitical environment, a staggered economic recovery, worries about deflation, and changes in the tax laws all combined to threaten performance. The weak economic performance ultimately led to falling receipts, causing many states to increase issuance.

The first challenge for investors was the uncertain geopolitical environment. As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices sold-off dramatically and money flowed into U.S. Treasuries in a flight to quality. Once it became apparent that war was inevitable, however, the financial markets regained their equilibrium and stocks began a significant recovery. Apparently, the uncertainty of war was worse for investors than actual war itself. This clarification on the geopolitical front enabled many investors to once again focus on the economic fundamentals.

These fundamentals, though, had been too weak for too long. In an attempt to resuscitate growth, the Federal Reserve maintained an accommodative stance, driving rates to 45-year lows. As the period progressed, though, economic data began to surprise us on the upside. The U.S. consumer remained active and the housing market, buoyed by

1

LETTER TO SHAREHOLDERS continued

surging mortgage refinancing activity, continued to strengthen. U.S. worker productivity also grew, and as corporations generated higher profits, business spending began to accelerate into the summer months.

The Fed's concerns about deflation, however, presented another hurdle for investors. Market yields experienced dramatic swings as investors bought Treasuries in anticipation of lower rates. Yet the rapidly improving economic data resulted in a lower than expected reduction in interest rates at the Fed's monetary policy meeting in June. In addition, Mr. Greenspan's positive comments on the 2004 economic outlook to congressional banking committee members in July caused rampant selling in the bond market as the "deflation trade" unwound. In a little more than a month, the yield on the 10-year Treasury swung from a low of 3.1% to a high of 4.6%. Since that time, though, market yields have settled down in anticipation of further accommodation from the Fed.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of September 30, 2003

MANAGEMENT TEAM

Grantham, Mayo, Van Otterloo & Co. LLC

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 7/29/1996

	Class A	Class B	Class C	Class I
Class inception date	7/29/1996	10/3/2002	10/3/2002	10/3/2002

6-month return with sales charge	10.47%	11.72%	14.59%	N/A

6-month return w/o sales charge	17.15%	16.72%	16.77%	17.34%

Average annual return *

1 year with sales charge	11.96%	13.06%	15.94%	N/A

1 year w/o sales charge	18.76%	18.06%	18.09%	19.08%

5 year	7.66%	8.53%	8.60%	9.00%

Since portfolio inception	8.76%	9.57%	9.43%	9.71%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Asset Allocation Fund Class A shares,1 versus a similar investment in the GMO Global Balanced Index (GMOGBI), the Lehman Brothers Aggregate Bond Index (LBABI), the Morgan Stanley Capital International All Country World Free Index ex USA (MSCI ACWI Free), the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The GMOGBI, the LBABI, the MSCI ACWI Free and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A. Historical performance for Class A prior to 10/3/2002 is based on the performance of Class III of the fund's predecessor fund, GMO Global Balanced Allocation Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Classes I and III do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of September 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003 (unaudited)[1]
		Year Ended March 31, 2003[1,2]	Year Ended February 28,
CLASS A			2003[3]	2002[1,3]	2001[3]	2000[3,4]	1999[3]
Net asset value, beginning of period	$9.91	$9.98	$10.77	$10.80	$10.78	$10.51	$11.87
Income from investment operations
Net investment income (loss)	0.05	-0.01	0.16	0.43	0.47	0.44	0.31
Net realized and unrealized gains or losses on investments	1.65	-0.06	-0.49	0.04	0.60	0.91	-0.54
Total from investment operations	1.70	-0.07	-0.33	0.47	1.07	1.35	-0.23
Distributions to shareholders from
Net investment income	0	0	-0.42	-0.50	-0.82	-0.43	-0.57
Net realized gains	0	0	-0.04	0	-0.23	-0.65	-0.56
Total distributions to shareholders	0	0	-0.46	-0.50	-1.05	-1.08	-1.13
Net asset value, end of period	$11.61	$9.91	$9.98	$10.77	$10.80	$10.78	$10.51
Total return[5]	17.15%	-0.70%	-3.16%	4.43%	10.12%	12.77%	-2.27%
Ratios and supplemental data
Net assets, end of period (thousands)	$164,188	$25,019	$13,879	$130,926	$112,704	$119,075	$127,600
Ratios to average net assets
Expenses[6,7]	1.22%[8]	1.16%[8]	0.02%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss)	0.90%[8]	-1.12%[8]	2.51%	4.00%	4.13%	4.18%	2.50%
Portfolio turnover rate	0%	0%	28%	16%	26%	26%	10%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

[3]   Effective at the close of business on October 3, 2002, Evergreen Asset Allocation Fund acquired the net assets of GMO Global Balanced Allocation Fund ("GMO Fund"). GMO Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to October 4, 2002 are those of GMO Fund Class III.

[4]   Year ended February 29

[5]   Excluding applicable sales charges

[6]   Excludes expenses incurred indirectly through investment in underlying funds

[7]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[8]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003 (unaudited)[1]
		Year Ended March 31, 2003[1,2]	Year Ended February 28, 2003[1,3]
CLASS B
Net asset value, beginning of period	$9.87	$9.94	$10.00
Income from investment operations
Net investment income (loss)	0.02	-0.01	-0.06
Net realized and unrealized gains or losses on investments	1.63	-0.06	0.28
Total from investment operations	1.65	-0.07	0.22
Distributions to shareholders from
Net investment income	0	0	-0.28
Net asset value, end of period	$11.52	$9.87	$9.94
Total return[4]	16.72%	-0.70%	2.17%
Ratios and supplemental data
Net assets, end of period (thousands)	$258,891	$43,477	$23,364
Ratios to average net assets
Expenses[5,6]	1.92%[7]	1.89%[7]	1.88%[7]
Net investment income (loss)	0.28%[7]	-1.85%[7]	-1.46%[7]
Portfolio turnover rate	0%	0%	28%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

[3]   For the period from October 3, 2002 (commencement of class operations) to February 28, 2003.

[4]   Excluding applicable sales charges

[5]   Excludes expenses incurred indirectly through investment in underlying funds

[6]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[7]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003 (unaudited)[1]
		Year Ended March 31, 2003[1,2]	Year Ended February 28, 2003[1,3]
CLASS C
Net asset value, beginning of period	$9.72	$9.80	$10.00
Income from investment operations
Net investment income (loss)	0.01	-0.01	-0.07
Net realized and unrealized gains or losses on investments	1.62	-0.07	0.30
Total from investment operations	1.63	-0.08	0.23
Distributions to shareholders from
Net investment income	0	0	-0.43
Net asset value, end of period	$11.35	$9.72	$9.80
Total return[4]	16.77%	-0.82%	2.27%
Ratios and supplemental data
Net assets, end of period (thousands)	$203,506	$22,566	$12,306
Ratios to average net assets
Expenses[5,6]	1.92%[7]	1.90%[7]	1.86%[7]
Net investment income (loss)	0.27%[7]	-1.86%[7]	-1.76%[7]
Portfolio turnover rate	0%	0%	28%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

[3]   For the period from October 3, 2002 (commencement of class operations), to February 28, 2003.

[4]   Excluding applicable sales charges

[5]   Excludes expenses incurred indirectly through investment in underlying funds

[6]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[7]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003 (unaudited)[1]
		Year Ended March 31, 2003[1,2]	Year Ended February 28, 2003[3]
CLASS I
Net asset value, beginning of period	$9.92	$9.98	$10.00
Income from investment operations
Net investment income (loss)	0.08	-0.01	0.29
Net realized and unrealized gains or losses on investments	1.64	-0.05	-0.05
Total from investment operations	1.72	-0.06	0.24
Distributions to shareholders from
Net investment income	0	0	-0.26
Net asset value, end of period	$11.64	$9.92	$9.98
Total return	17.34%	-0.60%	2.41%
Ratios and supplemental data
Net assets, end of period (thousands)	$27,677	$15,039	$22
Ratios to average net assets
Expenses[4,5]	0.91%[6]	0.91%[6]	0.91%[6]
Net investment income (loss)	1.47%[6]	-0.87%[6]	7.00%[6]
Portfolio turnover rate	0%	0%	28%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

[3]   For the period from October 3, 2002 (commencement of class operations), to February 28, 2003.

[4]   Excludes expenses incurred indirectly through investment in underlying funds

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

September 30, 2003 (unaudited)

	Shares	Value

MUTUAL FUND SHARES 95.7%
U.S. FIXED INCOME 26.5%
GMO Core Plus Bond Fund	6,530,441	$ 67,851,284
GMO Domestic Bond Fund	6,862,196	69,033,690
GMO Inflation Indexed Bond Fund	3,107,436	36,729,893
GMO Short Duration Investment Fund	880	7,718
173,622,585
INTERNATIONAL FIXED INCOME 4.7%
GMO Emerging Country Debt Fund	1,075,283	11,871,119
GMO International Bond Fund	1,893,890	19,090,409
30,961,528
U.S. EQUITY 31.8%
GMO Global Hedged Equity Fund	2,275,234	22,297,294
GMO Real Estate Fund	1,754,095	22,364,705
GMO Small Cap Value Fund	960,389	12,254,559
GMO U.S. Core Fund	12,891,848	150,834,624
207,751,182
INTERNATIONAL EQUITY 32.7%
GMO Currency Hedged International Equity Fund	5,958,366	38,252,707
GMO Emerging Markets Fund	4,256,277	51,203,007
GMO International Growth Fund	2,033,177	40,785,541
GMO International Intrinsic Value Fund	2,106,645	43,017,689
GMO International Small Companies Fund	2,888,164	40,549,822
213,808,766
Total Mutual Fund Shares		626,144,061
SHORT-TERM INVESTMENTS 0.9%
MUTUAL FUND SHARES 0.9%
Evergreen Institutional Money Market Fund (o)	5,599,161	5,599,161
Total Investments (cost $596,035,330) 96.6%		631,743,222
Other Assets and Liabilities 3.4%		22,517,987
Net Assets 100.0%		$ 654,261,209

(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
See Notes to Financial Statements

10

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003  (unaudited)

Assets
Identified cost of investments	$ 596,035,330
Net unrealized gains on investments	35,707,892

Market value of investments	631,743,222
Receivable for Fund shares sold	23,052,367
Dividends receivable	4,673
Prepaid expenses and other assets	103,731

Total assets	654,903,993

Liabilities
Payable for Fund shares redeemed	565,101
Advisory fee payable	8,501
Distribution Plan expenses payable	13,666
Due to other related parties	1,749
Accrued expenses and other liabilities	53,767

Total liabilities	642,784

Net assets	$ 654,261,209

Net assets represented by
Paid-in capital	$ 616,929,250
Undistributed net investment income	828,997
Accumulated net realized gains on investments	795,070
Net unrealized gains on investments	35,707,892

Total net assets	$ 654,261,209

Net assets consists of
Class A	$ 164,187,544
Class B	258,891,283
Class C	203,505,735
Class I	27,676,647

Total net assets	$ 654,261,209

Shares outstanding
Class A	14,146,966
Class B	22,478,611
Class C	17,929,549
Class I	2,377,800

Net asset value per share
Class A	$ 11.61
Class A -- Offering price (based on sales charge of 5.75%)	$ 12.32
Class B	$ 11.52
Class C	$ 11.35
Class C -- Offering price (based on sales charge of 1.00%)	$ 11.46
Class I	$ 11.64

See Notes to Financial Statements

11

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2003  (unaudited)

Investment income
Dividends from investment company shares	$ 3,581,796

Expenses
Advisory fee	817,643
Distribution Plan expenses
Class A	119,313
Class B	679,616
Class C	450,898
Administrative services fee	163,529
Transfer agent fees	409,057
Trustees' fees and expenses	2,249
Printing and postage expenses	46,214
Custodian fees	38,227
Registration and filing fees	27,616
Professional fees	5,942
Other	7,106

Total expenses	2,767,410
Less: Expense reductions	(320)
Fee waivers	(14,291)

Net expenses	2,752,799

Net investment income	828,997

Net realized and unrealized gains or losses on investments
Net realized gains on capital gain distributions from investment company shares	795,387
Net change in unrealized gains or losses on investments	36,347,504

Net realized and unrealized gains or losses on investments	37,142,891

Net increase in net assets resulting from operations	$ 37,971,888

See Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2003		Year Ended
	(unaudited)		March 31, 2003 (a)

Operations
Net investment income (loss)		$ 828,997		$ (93,086)
Net realized gains on capital gain distributions from investment company shares		795,387		0
Net change in unrealized gains or losses on securities		36,347,504		(103,310)

Net increase (decrease) in net assets resulting from operations		37,971,888		(196,396)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	12,180,035	136,106,141	1,195,659	11,880,552
Class B	18,537,132	204,607,102	2,087,319	20,617,737
Class C	15,941,247	175,067,527	1,071,633	10,462,267
Class I	905,739	10,053,458	1,513,333	14,757,153

		525,834,228		57,717,709

Automatic conversion of Class B shares to Class A shares
Class A	55,646	616,046	4,512	44,851
Class B	(55,994)	(616,046)	(4,530)	(44,851)

		0		0

Payment for shares redeemed
Class A	(613,508)	(6,884,886)	(66,585)	(659,398)
Class B	(409,424)	(4,579,626)	(26,616)	(261,948)
Class C	(332,450)	(3,692,086)	(7,174)	(70,045)
Class I	(43,521)	(489,553)	0	0

		(15,646,151)		(991,391)

Net increase in net assets resulting from capital share transactions		510,188,077		56,726,318

Total increase in net assets		548,159,965		56,529,922
Net assets
Beginning of period		106,101,244		49,571,322

End of period		$ 654,261,209		$ 106,101,244

Undistributed net investment income		$ 828,997		$ 0

(a) For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.
See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended
	February 28,2003 (a)

Operations
Net investment income		$ 1,773,454
Net realized losses on investments		(4,252,860)
Net change in unrealized gains or losses on investments		1,938,831

Net decrease in net assets resulting from operations		(540,575)

Distributions to shareholders from
Net investment income
Class A		(2,196,738)
Class B		(4,094)
Class C		(6,733)
Class I		(108)
Net realized gains
Class A		(474,644)

Total distributions to shareholders		(2,682,317)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	2,953,583	31,515,194
Class B	2,376,847	23,836,594
Class C	1,256,840	12,453,300
Class I	2,241	22,631

		67,827,719

Net asset value of shares issued in reinvestment of distributions
Class A	241,406	2,544,290
Class B	386	3,902
Class C	672	6,690
Class I	8	82

		2,554,964

Automatic conversion of Class B shares to Class A shares
Class A	2,385	23,776
Class B	(2,392)	(23,776)

		0

Payment for shares redeemed
Class A	(13,960,530)	(148,262,006)
Class B	(24,117)	(240,643)
Class C	(1,219)	(11,887)

		(148,514,536)

Net decrease in net assets resulting from capital share transactions		(78,131,853)

Total decrease in net assets		(81,354,745)
Net assets
Beginning of period		130,926,067

End of period		$ 49,571,322

Undistributed net investment income		$ 0

(a) For Classes B, C and I, for the period from October 3, 2002 (commencement of class operations), to February 28, 2003.
See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Asset Allocation Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund operates as a "fund of funds" which invests in shares of Grantham, Mayo, Van Otterloo & Co. LLC-managed mutual funds ("underlying funds"). Each underlying fund's accounting policies are outlined in the underlying fund's financial statements, which are available upon request.

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

Effective at the close of business on October 3, 2002, the net assets of GMO Global Balanced Allocation Fund ("GMO Fund"), a series of GMO Trust, were acquired by the Fund in exchange for shares of the Fund. Class III shares of GMO Fund received Class A shares of the Fund. As GMO Fund contributed the majority of the net assets and shareholders to the Fund, the accounting and performance history of GMO Fund has been carried forward.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Investments in the underlying funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Short-term investments in other mutual funds are also valued at net asset value. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Investments pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Each agreement requires

15

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Investment transactions and investment income

Investment transactions are recorded on the trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on the identified cost basis.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.50% of the Fund's average daily net assets.

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is the investment sub-advisor to the Fund. GMO does not receive a direct fee from the Fund for its services. However, the Fund incurs fees and expenses indirectly as a shareholder of the underlying GMO-managed funds, including its indirect share of management or other fees paid to GMO.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended September 30, 2003, EIMC waived its fee in the amount of $14,291. Total amounts subject to recoupment as of September 30, 2003 were

16

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended September 30, 2003, the transfer agent fees were equivalent to an annual rate of 0.25% of the Fund's average daily net assets.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

5. INVESTMENTS TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $492,786,898 and $0, respectively, for the six months ended September 30, 2003.

On September 30, 2003, the aggregate cost of investments for federal income tax purposes was $596,035,330. The gross unrealized appreciation and depreciation on investments based on tax cost was $35,708,524 and $632, respectively, with a net unrealized appreciation of $35,707,892.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended September 30, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

17

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended September 30, 2003, the Fund had no borrowings under this agreement.

18

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19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

20

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of September 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

568007   11/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Balanced Fund

Evergreen Balanced Fund: Semiannual Report as of September 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
24	STATEMENT OF ASSETS AND LIABILITIES
25	STATEMENT OF OPERATIONS
26	STATEMENTS OF CHANGES IN NET ASSETS
27	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

November 2003

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Balanced Fund, which covers the six-month period ended September 30, 2003.

Over the past six months, fixed income investors have encountered a variety of challenges. The uncertain geopolitical environment, a staggered economic recovery, worries about deflation, and changes in the tax laws all combined to threaten performance. The weak economic performance ultimately led to falling receipts, causing many states to increase issuance.

The first challenge for investors was the uncertain geopolitical environment. As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices sold-off dramatically and money flowed into U.S. Treasuries in a flight to quality. Once it became apparent that war was inevitable, however, the financial markets regained their equilibrium and stocks began a significant recovery. Apparently, the uncertainty of war was worse for investors than actual war itself. This clarification on the geopolitical front enabled many investors to once again focus on the economic fundamentals.

These fundamentals, though, had been too weak for too long. In an attempt to resuscitate growth, the Federal Reserve maintained an accommodative stance, driving rates to 45-year lows. As the period progressed, though, economic data began to surprise us on the upside. The U.S. consumer remained active and the housing market, buoyed by

LETTER TO SHAREHOLDERS continued

surging mortgage refinancing activity, continued to strengthen. U.S. worker productivity also grew, and as corporations generated higher profits, business spending began to accelerate into the summer months.

The Fed's concerns about deflation, however, presented another hurdle for investors. Market yields experienced dramatic swings as investors bought Treasuries in anticipation of lower rates. Yet the rapidly improving economic data resulted in a lower than expected reduction in interest rates at the Fed's monetary policy meeting in June. In addition, Mr. Greenspan's positive comments on the 2004 economic outlook to congressional banking committee members in July caused rampant selling in the bond market as the "deflation trade" unwound. In a little more than a month, the yield on the 10-year Treasury swung from a low of 3.1% to a high of 4.6%. Since that time, though, market yields have settled down in anticipation of further accommodation from the Fed.

Municipal bond investors were also faced with uncertainty relative to the tax cut. Many feared that demand for municipal securities would falter given the new incentives for businesses and individual investors. After some early selling, investors came back into the municipal market, reinvigorated by increased issuance due to declining receipts for many cash-strapped states. In addition, we continue to view capital preservation as an attractive, long-term incentive for investors in municipal bonds.

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of September 30, 2003

MANAGEMENT TEAM

Patricia A. Bannan, CFA
Large Cap Core Growth Team
Lead Manager

Tattersall Advisory Group, Inc.

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/22/1998	1/26/1998

6-month return with sales charge	3.99%	4.93%	7.69%	N/A

6-month return w/o sales charge	10.31%	9.93%	9.78%	10.36%

Average annual return *

1 year with sales charge	6.51%	7.24%	9.98%	N/A

1 year w/o sales charge	13.07%	12.24%	12.10%	13.27%

5 year	0.71%	0.87%	0.93%	2.11%

10 year	6.18%	6.34%	6.25%	6.94%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Balanced Fund Class A shares,1 versus a similar investment in the Standard & Poor's 500 Index (S&P 500), the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The S&P 500 and the LBABI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

FUND AT A GLANCE continued

This space left intentionally blank

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

All data is as of September 30, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003 (unaudited)
		Year Ended March 31,
CLASS A		2003[1]	2002[1]	2001	2000	1999
Net asset value, beginning of period	$6.91	$8.06	$8.16	$11.01	$11.28	$12.87
Income from investment operations
Net investment income	0.07	0.17	0.18	0.27	0.28	0.37
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.64	-1.16	-0.10	-1.34	1.18	0.48
Total from investment operations	0.71	-0.99	0.08	-1.07	1.46	0.85
Distributions to shareholders from
Net investment income	-0.07	-0.16	-0.18	-0.26	-0.28	-0.41
Net realized gains	0	0	0	-1.52	-1.45	-2.03
Total distributions to shareholders	-0.07	-0.16	-0.18	-1.78	-1.73	-2.44
Net asset value, end of period	$7.55	$6.91	$8.06	$8.16	$11.01	$11.28
Total return[2]	10.31%	-12.36%	0.99%	-10.71%	13.89%	7.52%
Ratios and supplemental data
Net assets, end of period (millions)	$689	$672	$880	$932	$1,264	$1,241
Ratios to average net assets
Expenses[3]	1.02%[4]	0.98%	0.97%	0.92%	0.91%	0.96%
Net investment income	1.93%[4]	2.29%	2.18%	2.73%	2.48%	2.97%
Portfolio turnover rate	69%	125%	243%	143%	109%	102%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003[1] (unaudited)
		Year Ended March 31,
CLASS B		2003[1]	2002[1]	2001	2000	1999
Net asset value, beginning of period	$6.91	$8.06	$8.17	$11.02	$11.29	$12.88
Income from investment operations
Net investment income	0.05	0.11	0.12	0.19	0.20	0.28
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.64	-1.16	-0.11	-1.34	1.18	0.48
Total from investment operations	0.69	-1.05	0.01	-1.15	1.38	0.76
Distributions to shareholders from
Net investment income	-0.05	-0.10	-0.12	-0.18	-0.20	-0.32
Net realized gains	0	0	0	-1.52	-1.45	-2.03
Total distributions to shareholders	-0.05	-0.10	-0.12	-1.70	-1.65	-2.35
Net asset value, end of period	$7.55	$6.91	$8.06	$8.17	$11.02	$11.29
Total return[2]	9.93%	-13.03%	0.10%	-11.40%	13.06%	6.71%
Ratios and supplemental data
Net assets, end of period (millions)	$97	$92	$118	$216	$279	$434
Ratios to average net assets
Expenses[3]	1.72%[4]	1.73%	1.72%	1.67%	1.66%	1.71%
Net investment income	1.23%[4]	1.54%	1.44%	1.98%	1.73%	2.23%
Portfolio turnover rate	69%	125%	243%	143%	109%	102%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003 (unaudited)
		Year Ended March 31,
CLASS C		2003[1]	2002[1]	2001	2000	1999
Net asset value, beginning of period	$6.93	$8.08	$8.18	$11.03	$11.30	$12.88
Income from investment operations
Net investment income	0.05	0.11	0.11	0.20	0.19	0.26
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.63	-1.16	-0.09	-1.35	1.19	0.51
Total from investment operations	0.68	-1.05	0.02	-1.15	1.38	0.77
Distributions to shareholders from
Net investment income	-0.05	-0.10	-0.12	-0.18	-0.20	-0.32
Net realized gains	0	0	0	-1.52	-1.45	-2.03
Total distributions to shareholders	-0.05	-0.10	-0.12	-1.70	-1.65	-2.35
Net asset value, end of period	$7.56	$6.93	$8.08	$8.18	$11.03	$11.30
Total return[2]	9.78%	-12.98%	0.22%	-11.39%	13.06%	6.79%
Ratios and supplemental data
Net assets, end of period (millions)	$14	$11	$11	$7	$3	$2
Ratios to average net assets
Expenses[3]	1.72%[4]	1.73%	1.72%	1.68%	1.66%	1.71%
Net investment income	1.22%[4]	1.54%	1.42%	2.01%	1.73%	2.21%
Portfolio turnover rate	69%	125%	243%	143%	109%	102%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003[1] (unaudited)
		Year Ended March 31,
CLASS I2		2003[1]	2002[1]	2001	2000	1999
Net asset value, beginning of period	$6.89	$8.03	$8.15	$11.00	$11.27	$12.86
Income from investment operations
Net investment income	0.08	0.18	0.20	0.30	0.32	0.39
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.63	-1.15	-0.12	-1.34	1.17	0.49
Total from investment operations	0.71	-0.97	0.08	-1.04	1.49	0.88
Distributions to shareholders from
Net investment income	-0.08	-0.17	-0.20	-0.29	-0.31	-0.44
Net realized gains	0	0	0	-1.52	-1.45	-2.03
Total distributions to shareholders	-0.08	-0.17	-0.20	-1.81	-1.76	-2.47
Net asset value, end of period	$7.52	$6.89	$8.03	$8.15	$11.00	$11.27
Total return	10.36%	-12.07%	1.00%	-10.49%	14.21%	7.79%
Ratios and supplemental data
Net assets, end of period (millions)	$256	$188	$9	$13	$20	$34
Ratios to average net assets
Expenses[3]	0.72%[4]	0.73%	0.72%	0.67%	0.66%	0.71%
Net investment income	2.20%[4]	2.61%	2.44%	2.98%	2.73%	3.22%
Portfolio turnover rate	69%	125%	243%	143%	109%	102%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

ASSET-BACKED SECURITIES 0.9%
Ameriquest Mtge. Securities Inc., Ser. 2003-8, Class AF5, 4.64%, 10/25/2033	AAA	$1,815,000	$ 1,824,997
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS3, Class AI5, 5.57%, 02/25/2032	AAA	3,515,000	3,728,741
Ser. 2002-RZ2, Class A-3, 4.98%, 09/25/2028	AAA	1,902,275	1,910,978
Ser. 2003-RS7, Class AI6, 5.34%, 08/25/2033	AAA	1,995,000	2,038,240
Total Asset-Backed Securities			9,502,956
COLLATERALIZED MORTGAGE OBLIGATIONS 4.7%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%, 04/14/2029	AAA	705,000	808,295
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2000-WF2, Class A1, 7.11%, 10/15/2032	AAA	4,276,977	4,807,071
FHLMC:
Ser. 2228, Class PE, 7.50%, 04/15/2030	AAA	2,613,442	2,735,554
Ser. 2231, Class ZC, 7.50%, 05/15/2030	AAA	674,789	718,618
Ser. 2249, Class PG, 7.50%, 08/15/2030	AAA	2,207,976	2,343,189
Ser. 2362, Class PB, 6.50%, 04/15/2017	AAA	1,088,098	1,089,802
Ser. 2501, Class AN, 5.50%, 09/15/2017	AAA	3,940,000	4,132,504
Ser. 2564, Class BQ, 5.50%, 10/15/2017	AAA	4,075,000	4,293,797
FNMA:
Ser. 1999-8, Class QD, 6.00%, 03/25/2014	AAA	1,060,000	1,131,200
Ser. 2001-69, Class PG, 6.00%, 12/25/2016	AAA	4,013,000	4,285,734
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041 (h)	AAA	3,853,882	4,254,363
Ser. 2002-9, Class PC, 6.00%, 03/25/2017	AAA	865,000	926,026
Ser. 2002-16, Class PC, 5.75%, 11/25/2012	AAA	1,796,530	1,811,456
Ser. 2002-T4, Class A-3, 7.50%, 12/25/2041	AAA	515,465	569,565
Ser. 2002-T19, Class A-1, 6.50%, 07/25/2042	AAA	5,250,314	5,583,383
Ser. 2003-18, Class A-1, 6.50%, 12/25/2042	AAA	863,749	918,544
Ser. 2003-W3, Class 1A-1, 6.50%, 08/25/2042	AAA	2,727,212	2,900,220
GS Mtge. Securities Corp. II, Ser. 2003-C1, Class A3, 4.61%, 01/10/2040	AAA	4,240,000	4,248,746
Morgan Stanley Dean Witter Capital, Ser. 2002-IQ2, Class A3, 5.52%, 12/15/2035	AAA	2,155,000	2,329,561
Total Collateralized Mortgage Obligations			49,887,628
CORPORATE BONDS 12.3%
CONSUMER DISCRETIONARY 3.0%
Auto Components 0.3%
American Axle & Manufacturing, Inc., 9.75%, 03/01/2009	BB-	500,000	540,625
Dana Corp., 9.00%, 08/15/2011	BB	500,000	550,000
HLI Operating Co., Inc., 10.50%, 06/15/2010 144A	B+	500,000	547,500
Intermet Corp., 9.75%, 06/15/2009	B+	500,000	495,000
R.J. Tower Corp., 12.00%, 06/01/2013 144A	B	500,000	510,000
TRW Automotive, Inc., 9.375%, 02/15/2013 144A	B+	500,000	565,000
3,208,125
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Automobiles 0.7%
Ford Motor Co., 6.375%, 02/01/2029	BBB	$5,500,000	$ 4,492,213
General Motors Corp., 7.20%, 01/15/2011	BBB	3,000,000	3,165,690
7,657,903
Distributors 0.1%
Roundys, Inc., Ser. B, 8.875%, 06/15/2012	B	500,000	525,000
Hotels, Restaurants & Leisure 0.5%
Isle of Capri Casinos, Inc., 8.75%, 04/15/2009	B	750,000	798,750
John Q Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	B	500,000	543,750
McDonald's Corp., 6.375%, 01/08/2028	A	2,950,000	3,207,632
MeriStar Hospitality Corp., 9.00%, 01/15/2008	B-	150,000	157,875
Mohegan Tribal Gaming Authority, 6.375%, 07/15/2009 144A	BB-	145,000	146,994
Tricon Global Restaurants, Inc., 8.875%, 04/15/2011	BB+	500,000	585,000
5,440,001
Household Durables 0.3%
K. Hovnanian Enterprises, Inc., 10.50%, 10/01/2007	BB	800,000	934,000
KB Home, 8.625%, 12/15/2008	BB-	240,000	261,000
Meritage Corp., 9.75%, 06/01/2011	B+	100,000	110,000
Schuler Homes, Inc., 10.50%, 07/15/2011	B+	500,000	569,375
Sealy Mattress Co., Ser. B, 9.875%, 12/15/2007	B-	600,000	606,000
WCI Communities, Inc., 9.125%, 05/01/2012	B	625,000	671,875
3,152,250
Media 0.6%
AOL Time Warner, Inc., 7.625%, 04/15/2031	BBB+	2,000,000	2,281,790
Dex Media West LLC, 8.50%, 08/15/2010 144A	B	355,000	387,838
EchoStar DBS Corp., 9.375%, 02/01/2009	BB-	750,000	803,437
Emmis Communications Corp., Ser. B, 8.125%, 03/15/2009	B-	750,000	785,625
Entercom Radio LLC, 7.625%, 03/01/2014	B+	800,000	846,000
Mediacom LLC, 9.50%, 01/15/2013	B+	500,000	476,250
R.H. Donnelley Finance Corp., 10.875%, 12/15/2012	B+	150,000	177,750
5,758,690
Multi-line Retail 0.1%
May Department Stores Co., 7.45%, 09/15/2011	BBB+	1,000,000	1,175,091
Saks, Inc., 9.875%, 10/01/2011	BB	50,000	59,250
1,234,341
Specialty Retail 0.4%
Cole National Group, Inc., 8.875%, 05/15/2012	B	500,000	492,500
CSK Auto, Inc., 12.00%, 06/15/2006	B	500,000	561,250
Gap, Inc., 6.90%, 09/15/2007	BB+	245,000	264,600
Group 1 Automotive, Inc., 8.25%, 08/15/2013 144A	B+	500,000	541,250
Michaels Stores, Inc., 9.25%, 07/01/2009	BB+	500,000	550,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Office Depot, Inc., 10.00%, 07/15/2008	BB+	$ 500,000	$ 597,500
Payless Shoesource, Inc., 8.25%, 08/01/2013 144A	B+	170,000	173,400
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	B	300,000	346,500
United Auto Group, Inc., 9.625%, 03/15/2012	B	750,000	823,125
Warnaco, Inc., 8.875%, 06/15/2013 144A	B	150,000	161,625
4,511,750
CONSUMER STAPLES 0.3%
Beverages 0.1%
Coca Cola Enterprises, Inc., 6.95%, 11/15/2026	A	650,000	748,552
Food & Staples Retailing 0.0%
Rite Aid Corp., 8.125%, 05/01/2010 144A	B+	500,000	535,000
Food Products 0.2%
Del Monte Corp., 8.625%, 12/15/2012 144A	B	500,000	548,750
Dole Food, Inc., 7.25%, 06/15/2010	BB-	500,000	505,000
Michael Foods, Inc., Ser. B, 11.75%, 04/01/2011	B-	500,000	587,500
1,641,250
Household Products 0.0%
Windmere Durable Holdings, Inc., 10.00%, 07/31/2008	B-	327,000	344,168
ENERGY 0.9%
Energy Equipment & Services 0.2%
Dresser, Inc., 9.375%, 04/15/2011	B	500,000	527,500
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	B-	500,000	517,500
SESI LLC, 8.875%, 05/15/2011	BB-	750,000	798,750
1,843,750
Oil & Gas 0.7%
Amerada Hess Corp., 7.125%, 03/15/2033	BBB	250,000	263,735
Chesapeake Energy Corp., 8.125%, 04/01/2011	BB-	1,000,000	1,090,000
El Paso Energy Partners LP, 8.50%, 06/01/2011	BB-	850,000	920,125
El Paso Production Holding Co., 7.75%, 06/01/2013 144A	B+	500,000	477,500
GulfTerra Energy Partners LP, 6.25%, 06/01/2010 144A	BB	850,000	850,000
Kinder Morgan Energy Partners, 7.40%, 03/15/2031	BBB+	800,000	933,511
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	BB+	500,000	525,000
Peabody Energy Corp., 6.875%, 03/15/2013	BB-	170,000	178,075
Pioneer Natural Resources Co., 9.625%, 04/01/2010	BB+	500,000	625,000
Plains Exploration & Production Co., 8.75%, 07/01/2012	B	500,000	537,500
Stone Energy Corp., 8.25%, 12/15/2011	B+	175,000	186,375
Tesoro Petroleum Corp., Ser. B, 9.00%, 07/01/2008	B	500,000	490,000
Vintage Petroleum, Inc., 9.75%, 06/30/2009	B	500,000	535,000
Westport Resources Corp., 8.25%, 11/01/2011	B+	100,000	109,750
7,721,571
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS 4.9%
Capital Markets 1.0%
Alliance Capital Management LP, 5.625%, 08/15/2006	A+	$ 4,425,000	$ 4,828,857
Goldman Sachs & Co., Inc., 7.35%, 10/01/2009	A+	1,085,000	1,279,155
Legg Mason, Inc., 6.75%, 07/02/2008	BBB	3,500,000	3,976,494
Morgan Stanley, 3.625%, 04/01/2008	A+	400,000	404,132
10,488,638
Commercial Banks 1.5%
Bank of America Corp., 7.125%, 05/01/2006	A	1,000,000	1,121,303
Barnett Bank, Inc., 6.90%, 09/01/2005	A	1,000,000	1,096,674
Key Bank, 7.00%, 02/01/2011	A-	1,000,000	1,167,323
PNC Funding Corp., 5.75%, 08/01/2006	A-	4,515,000	4,916,311
Suntrust Banks, Inc., 6.00%, 02/15/2026	A	4,400,000	5,090,099
Union Planters Bank, 6.50%, 03/15/2008	BBB	2,380,000	2,621,106
16,012,816
Consumer Finance 0.2%
International Lease Finance Corp.:
5.54%, 03/21/2005	AA-	1,500,000	1,574,536
5.95%, 06/06/2005	AA-	600,000	636,961
2,211,497
Diversified Financial Services 0.0%
Moore North America Finance, Inc., 7.875%, 01/15/2011 144A	BB-	500,000	533,750
Insurance 0.1%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013 144A	BB	500,000	546,250
Real Estate 1.4%
CarrAmerica Realty Corp., 7.125%, 01/15/2012 REIT	BBB	800,000	909,814
Choctaw Resort Development Enterprise, 9.25%, 04/01/2009	BB-	500,000	538,750
Crescent Real Estate Equities, 9.25%, 04/15/2009 REIT	B+	465,000	502,200
Duke Realty LP, 7.05%, 03/01/2006 REIT	BBB+	700,000	744,564
EOP Operating LP:
7.00%, 07/15/2011	BBB+	3,250,000	3,706,846
7.75%, 11/15/2007	BBB+	500,000	581,978
ERP Operating LP, 6.63%, 04/13/2005 REIT	BBB+	4,680,000	4,977,077
Felcor Suites LP, 7.625%, 10/01/2007 REIT	B	500,000	508,750
LNR Property Corp., 7.625%, 07/15/2013 144A	B+	500,000	517,500
Simon Property Group, Inc., 6.875%, 10/27/2005 REIT	BBB	1,250,000	1,368,004
14,355,483
Thrifts & Mortgage Finance 0.7%
American General Finance Corp., 5.75%, 03/15/2007	A+	1,975,000	2,169,395
Vanderbilt Mortgage & Finance, Inc., 7.91%, 02/07/2026	Aaa	2,410,000	2,618,971
Washington Mutual, Inc., 5.625%, 01/15/2007	BBB+	2,000,000	2,177,536
6,965,902
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE 0.4%
Health Care Providers & Services 0.3%
Express Scripts, Inc., 9.625%, 06/15/2009	BBB-	$ 500,000	$ 547,500
Extendicare Health Services, Inc., 9.50%, 07/01/2010	B-	750,000	817,500
Omnicare, Inc., Ser. B, 8.125%, 03/15/2011	BB+	400,000	435,000
Pacificare Health Systems, Inc., 10.75%, 06/01/2009	BB-	500,000	577,500
Stewart Enterprises, Inc., 10.75%, 07/01/2008	B+	500,000	562,500
Triad Hospitals, Inc., Ser. B, 8.75%, 05/01/2009	B+	400,000	437,000
3,377,000
Pharmaceuticals 0.1%
Wyeth, 6.25%, 03/15/2006	A	1,000,000	1,097,534
INDUSTRIALS 1.1%
Air Freight & Logistics 0.1%
United Parcel Services, Inc., 8.375%, 04/01/2020	AAA	1,000,000	1,313,660
Commercial Services & Supplies 0.3%
Allied Waste, Inc., 10.00%, 08/01/2009	B+	1,000,000	1,088,750
Coinmach Corp., 9.00%, 02/01/2010	B	500,000	535,000
Iron Mountain, Inc., 8.625%, 04/01/2013	B	750,000	802,500
United Rentals, Inc., 9.50%, 06/01/2008	B+	550,000	572,000
Wackenhut Corrections Corp., 8.25%, 07/15/2013 144A	B	160,000	167,600
Williams Scotsman, Inc., 9.875%, 06/01/2007	B	250,000	247,500
3,413,350
Construction & Engineering 0.1%
Toll Brothers, Inc., 8.25%, 12/01/2011	BB+	500,000	547,500
Electrical Equipment 0.1%
Stoneridge, Inc., 11.50%, 05/01/2012	B	500,000	573,750
Machinery 0.4%
AGCO Corp., 8.50%, 03/15/2006	BB-	500,000	503,125
CNH Global N.V., 9.25%, 08/01/2011 144A	BB-	500,000	540,000
Cummins, Inc., 9.50%, 12/01/2010 144A	BB+	50,000	57,250
Ingersoll Rand Co., 6.25%, 05/15/2006	BBB+	2,625,000	2,889,133
SPX Corp., 7.50%, 01/01/2013	BB+	175,000	185,063
Terex Corp., 8.875%, 04/01/2008	B	475,000	497,562
4,672,133
Road & Rail 0.1%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	BBB+	1,050,000	1,216,682
INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.0%
Nortel Networks Corp., 6.125%, 02/15/2006	B	255,000	257,550
IT Services 0.1%
Unisys Corp., 6.875%, 03/15/2010	BB+	500,000	522,500
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS 1.1%
Chemicals 0.8%
Airgas, Inc., 9.125%, 10/01/2011	B+	$ 500,000	$ 557,500
Dow Chemical Co.:
5.25%, 05/14/2004	A-	3,000,000	3,054,042
8.625%, 04/01/2006	A-	836,000	946,135
Equistar Chemicals LP, 10.625%, 05/01/2011 144A	BB-	500,000	497,500
Ethyl Corp., 8.875%, 05/01/2010	B	95,000	97,850
FMC Corp., 10.25%, 11/01/2009	BB+	405,000	463,725
Huntsman International LLC, 11.625%, 10/15/2010 144A	B	360,000	352,800
IMC Global, Inc., 10.875%, 08/01/2013 144A	B+	500,000	520,000
Lyondell Chemical Co.:
9.50%, 12/15/2008	BB-	300,000	279,000
Ser. A, 9.625%, 05/01/2007	BB-	750,000	716,250
Noveon, Inc., Ser. B, 11.00%, 02/28/2011	B	500,000	567,500
Scotts Co., 8.625%, 01/15/2009	B+	500,000	530,000
8,582,302
Containers & Packaging 0.2%
Graphic Packaging International, Inc., 8.50%, 08/15/2011 144A	B-	500,000	543,750
Jefferson Smurfit Group, 7.50%, 06/01/2013	B	200,000	204,000
Owens-Brockway Glass Container, Inc., 8.875%, 02/15/2009	BB	500,000	535,000
Owens-Illinois, Inc., 7.15%, 05/15/2005	B+	550,000	565,125
Stone Container Corp., 9.75%, 02/01/2011	B	300,000	328,500
2,176,375
Metals & Mining 0.1%
U.S. Steel Corp., 10.75%, 08/01/2008	BB-	500,000	535,000
Paper & Forest Products 0.0%
Georgia Pacific Corp., 8.125%, 05/15/2011	B+	500,000	522,500
TELECOMMUNICATION SERVICES 0.3%
Diversified Telecommunication Services 0.2%
Insight Midwest LP, 10.50%, 11/01/2010	B+	500,000	525,000
Sprint Capital Corp., 6.875%, 11/15/2028	BBB-	2,160,000	2,113,821
2,638,821
Wireless Telecommunications Services 0.1%
Nextel Communications, Inc., 9.375%, 11/15/2009	B+	500,000	545,000
UTILITIES 0.2%
Electric Utilities 0.1%
Georgia Power Co., Ser. G, 6.20%, 02/01/2006	A	1,250,000	1,369,847
Gas Utilities 0.1%
Western Gas Resources, Inc., 10.00%, 06/15/2009	BB-	350,000	371,875
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Multi-Utilities & Unregulated Power 0.0%
Reliant Resources, Inc.:
9.25%, 07/15/2010 144A	B	$ 200,000	$ 182,000
9.50%, 07/15/2013 144A	B	200,000	181,000
363,000
Total Corporate Bonds			129,533,066
MORTGAGE-BACKED SECURITIES 12.6%
FHLMC:
4.50%, 07/01/2033 ##	AAA	9,629,601	9,312,125
4.50%, TBA #	AAA	3,920,000	3,788,923
5.00%, 06/15/2032-09/01/2033 (h)	AAA	13,375,861	13,354,865
5.50%, TBA #	AAA	3,920,000	3,998,400
6.00%, 08/01/2013-04/01/2014	AAA	3,246,783	3,388,630
6.50%, 06/01/2029-08/01/2032	AAA	1,133,874	1,184,446
7.00%, 07/25/2043 ##	AAA	3,900,000	4,220,580
7.50%, 06/01/2032	AAA	3,146,783	3,366,935
FNMA:
4.35%, 08/01/2033	AAA	3,272,091	3,305,758
6.00%, 10/01/2003-05/01/2033	AAA	11,334,980	11,813,804
6.00%, TBA #	AAA	3,815,000	3,937,797
6.13%, 09/01/2008	AAA	1,618,529	1,791,018
6.23%, 06/01/2008	AAA	3,909,459	4,304,146
6.40%, 07/01/2011	AAA	2,968,586	3,328,143
6.50%, 10/01/2003-07/01/2032	AAA	12,575,200	13,131,084
6.54%, 12/01/2007	AAA	467,234	521,185
6.56%, 12/01/2007	AAA	1,768,636	1,974,123
6.80%, 01/01/2007	AAA	5,130,639	5,678,521
7.00%, 05/01/2032	AAA	4,463,289	4,722,943
7.02%, 07/01/2009	AAA	2,170,820	2,465,891
7.06%, 08/01/2006	AAA	2,309,477	2,541,669
7.09%, 10/01/2007	AAA	1,919,545	2,160,897
7.10%, 06/01/2004	AAA	3,535,689	3,574,438
7.14%, 07/01/2009	AAA	1,927,383	2,200,189
7.22%, 07/01/2007	AAA	2,332,286	2,630,805
7.47%, 08/01/2007	AAA	1,374,650	1,554,347
7.50%, 02/25/2029-12/01/2030	AAA	3,652,837	3,932,633
7.53%, 05/01/2007-04/01/2010	AAA	6,757,803	7,778,052
9.00%, 08/01/2014	AAA	1,843,536	2,055,800
GNMA:
6.50%, 10/15/2008-08/20/2032	AAA	4,742,130	4,978,530
Total Mortgage-Backed Securities			132,996,677
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 3.9%
U.S. Treasury Bonds, 6.00%, 02/15/2026	AAA	$ 28,630,000	$ 32,643,812
U.S. Treasury Notes:
2.625%, 05/15/2008	AAA	3,280,000	3,272,443
5.00%, 08/15/2011	AAA	4,905,000	5,366,761
Total U.S. Treasury Obligations			41,283,016
YANKEE OBLIGATIONS - CORPORATE 0.3%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Rogers Cablesystems, Ltd., 11.00%, 12/01/2015	BB-	500,000	568,750
MATERIALS 0.2%
Containers & Packaging 0.1%
Crown European Holdings SA, 9.50%, 03/01/2011 144A	B+	500,000	540,000
Paper & Forest Products 0.1%
Domtar, Inc., 8.75%, 08/01/2006	BBB-	500,000	580,706
Tembec Industries, Inc., 7.75%, 03/15/2012	BB	750,000	708,750
1,289,456
TELECOMMUNICATION SERVICES 0.1%
Wireless Telecommunications Services 0.1%
Rogers Cantel, Inc., 9.75%, 06/01/2016	BB+	500,000	581,250
Total Yankee Obligations - Corporate			2,979,456

		Shares	Value

COMMON STOCKS 62.3%
CONSUMER DISCRETIONARY 8.7%
Auto Components 0.6%
Lear Corp. *		129,136	6,797,719
Hotels, Restaurants & Leisure 1.9%
Harrah's Entertainment, Inc.		80,030	3,370,063
International Game Technology, Inc.		305,166	8,590,423
Krispy Kreme Doughnuts, Inc. *		43,919	1,690,882
McDonald's Corp.		105,095	2,473,936
Starbucks Corp. *		118,296	3,406,925
19,532,229
Internet & Catalog Retail 0.6%
eBay, Inc. *		41,076	2,197,977
InterActiveCorp *		118,392	3,912,855
6,110,832
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media 1.9%
AOL Time Warner, Inc. *	299,791	$ 4,529,842
Clear Channel Communications, Inc.	84,468	3,235,124
Comcast Corp., Class A *	114,702	3,541,998
Omnicom Group, Inc.	43,782	3,145,737
Viacom, Inc., Class B	136,451	5,226,073
19,678,774
Multi-line Retail 0.8%
Dollar General Corp.	256,279	5,125,580
Target Corp.	100,062	3,765,333
8,890,913
Specialty Retail 2.6%
Bed Bath & Beyond, Inc. *	15,468	590,568
Best Buy Co., Inc. *	56,741	2,696,333
Chico's FAS, Inc. *	80,900	2,478,776
Home Depot, Inc.	174,475	5,557,029
Lowe's Companies, Inc.	110,391	5,729,293
RadioShack Corp. *	83,200	2,363,712
Staples, Inc. *	320,347	7,608,241
27,023,952
Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc. *	62,465	3,410,589
CONSUMER STAPLES 5.0%
Beverages 1.7%
Anheuser-Busch Companies, Inc.	88,913	4,386,967
Coca-Cola Co.	134,287	5,768,970
PepsiCo, Inc.	180,567	8,275,386
18,431,323
Food & Staples Retailing 2.0%
Costco Wholesale Corp. *	66,412	2,064,085
CVS Corp.	134,896	4,189,870
Wal-Mart Stores, Inc.	261,306	14,593,940
20,847,895
Household Products 1.0%
Colgate-Palmolive Co.	60,590	3,386,375
Procter & Gamble Co.	76,620	7,111,868
10,498,243
Tobacco 0.3%
Altria Group, Inc.	63,895	2,798,601
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY 4.3%
Energy Equipment & Services 0.6%
Weatherford International, Ltd. *	159,073	$ 6,009,778
Oil & Gas 3.7%
Apache Corp.	129,370	8,970,516
Burlington Resources, Inc.	9,580	461,756
ConocoPhillips	65,174	3,568,276
Cross Timbers Royalty Trust	132	2,772
Devon Energy Corp.	203,948	9,828,254
Exxon Mobil Corp.	383,982	14,053,741
Occidental Petroleum Corp.	69,343	2,442,954
XTO Energy, Inc.	17,607	369,571
39,697,840
FINANCIALS 10.3%
Capital Markets 2.1%
Bank of New York Co., Inc.	77,267	2,249,242
J.P. Morgan Chase & Co.	182,416	6,262,341
Lehman Brothers Holdings, Inc.	43,123	2,978,937
Merrill Lynch & Co., Inc.	96,895	5,186,789
Morgan Stanley	104,301	5,263,029
21,940,338
Commercial Banks 2.8%
Bank of America Corp.	104,912	8,187,332
Charter One Financial, Inc.	205,566	6,290,320
U.S. Bancorp	244,767	5,871,960
Wells Fargo & Co.	179,495	9,243,993
29,593,605
Consumer Finance 0.6%
American Express Co.	138,421	6,237,250
Diversified Financial Services 2.0%
Citigroup, Inc.	457,667	20,828,425
Insurance 1.7%
American International Group, Inc.	206,397	11,909,107
Hartford Financial Services Group, Inc.	52,597	2,768,180
XL Capital, Ltd., Class A	49,735	3,851,479
18,528,766
Thrifts & Mortgage Finance 1.1%
Fannie Mae	133,845	9,395,919
Golden West Financial Corp.	25,657	2,296,558
11,692,477
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 9.2%
Biotechnology 1.5%
Amgen, Inc. *	184,385	$ 11,905,740
Genentech, Inc. *	34,652	2,777,011
Gilead Sciences, Inc. *	26,052	1,457,088
16,139,839
Health Care Equipment & Supplies 1.2%
Guidant Corp.	47,891	2,243,693
Medtronic, Inc.	159,516	7,484,491
Millipore Corp. *	51,000	2,349,060
12,077,244
Health Care Providers & Services 0.7%
Anthem, Inc. *	67,496	4,814,490
Medco Health Solutions, Inc. *	17,503	453,853
Triad Hospitals, Inc. *	74,900	2,267,972
7,536,315
Pharmaceuticals 5.8%
Abbott Laboratories, Inc.	48,200	2,050,910
Eli Lilly & Co.	15,703	932,758
Johnson & Johnson Co.	197,372	9,773,861
Merck & Co., Inc.	145,138	7,346,886
Mylan Laboratories, Inc.	138,835	5,365,973
Pfizer, Inc.	518,588	15,754,704
Pharmaceutical Resources, Inc. *	71,813	4,899,083
SICOR, Inc. *	81,100	1,563,608
Teva Pharmaceutical Industries, Ltd., ADR	66,116	3,778,529
Watson Pharmaceuticals, Inc. *	101,838	4,245,626
Wyeth	121,774	5,613,781
61,325,719
INDUSTRIALS 8.0%
Aerospace & Defense 0.8%
Lockheed Martin Corp.	79,438	3,666,064
United Technologies Corp.	64,000	4,945,920
8,611,984
Building Products 0.7%
American Standard Companies, Inc. *	86,473	7,285,350
Commercial Services & Supplies 1.1%
Career Education Corp. *	32,752	1,483,666
Cendant Corp. *	387,617	7,244,562
Monster Worldwide, Inc.	107,364	2,703,425
11,431,653
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 3.2%
3M Co.	85,330	$ 5,893,743
General Electric Co.	754,471	22,490,781
Tyco International, Ltd.	240,484	4,913,088
33,297,612
Machinery 2.2%
Caterpillar, Inc.	64,276	4,424,760
Deere & Co.	67,007	3,572,143
Dover Corp.	147,429	5,214,563
Navistar International Corp. *	153,417	5,719,386
SPX Corp. *	91,522	4,144,116
23,074,968
INFORMATION TECHNOLOGY 12.5%
Communications Equipment 1.7%
Cisco Systems, Inc. *	661,852	12,932,588
Nokia Corp., ADR	308,821	4,817,608
17,750,196
Computers & Peripherals 2.0%
Dell, Inc. *	220,361	7,357,854
Hewlett-Packard Co.	195,108	3,777,291
International Business Machines Corp.	111,982	9,891,370
21,026,515
Electronic Equipment & Instruments 0.3%
Flextronics International, Ltd. *	271,766	3,853,642
IT Services 0.8%
Accenture, Ltd., Class A *	319,190	7,130,705
First Data Corp.	33,921	1,355,483
8,486,188
Semiconductors & Semiconductor Equipment 3.3%
Altera Corp. *	248,675	4,699,958
AMIS Holdings, Inc. *	168,400	3,108,664
Applied Materials, Inc. *	152,856	2,772,808
Intel Corp.	490,383	13,490,436
Texas Instruments, Inc.	334,559	7,627,945
Xilinx, Inc. *	104,799	2,987,819
34,687,630
Software 4.4%
Autodesk, Inc.	169,138	2,878,729
Cadence Design Systems, Inc. *	377,629	5,060,229
Intuit, Inc. *	107,243	5,173,402
Microsoft Corp.	815,202	22,654,463
Oracle Corp. *	949,596	10,654,467
46,421,290
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS 1.7%
Chemicals 1.1%
Air Products & Chemicals, Inc.	57,827	$ 2,607,998
Ecolab, Inc.	133,600	3,373,400
PPG Industries, Inc.	108,679	5,675,217
11,656,615
Metals & Mining 0.6%
Alcoa, Inc.	160,671	4,203,154
Phelps Dodge Corp. *	42,729	1,999,717
6,202,871
TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 1.1%
ALLTEL Corp.	7,227	334,899
AT&T Corp.	106,772	2,300,937
BellSouth Corp.	135,700	3,213,376
Verizon Communications, Inc.	183,759	5,961,142
11,810,354
Wireless Telecommunications Services 0.7%
AT&T Wireless Services, Inc. *	528,928	4,326,631
Nextel Communications, Inc., Class A *	146,541	2,885,392
7,212,023
UTILITIES 0.8%
Electric Utilities 0.5%
Exelon Corp.	76,573	4,862,385
Multi-Utilities & Unregulated Power 0.3%
Oneok, Inc.	174,270	3,515,026
Total Common Stocks		656,814,968
MUTUAL FUND SHARES 0.1%
Blackrock Advantage Term Trust	7,400	84,360
TCW / DW Term Trust 2003	124,800	1,321,632
Total Mutual Fund Shares		1,405,992
SHORT-TERM INVESTMENTS 1.9%
MUTUAL FUND SHARES 1.9%
Evergreen Institutional U.S. Government Money Market Fund (o)	19,722,904	19,722,904
Total Investments (cost $980,382,195) 99.0%		1,044,126,663
Other Assets and Liabilities 1.0%		10,983,045
Net Assets 100.0%		$ 1,055,109,708
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
*	Non-income producing security
(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the
Board of Trustees.
#	When-issued security
##	All or a portion of this security has been segregated for when-issued securities.

Summary of Abbreviations:
ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
TBA	To be announced
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 980,382,195
Net unrealized gains on securities	63,744,468

Market value of securities	1,044,126,663
Receivable for securities sold	31,654,994
Receivable for Fund shares sold	280,497
Dividends and interest receivable	4,340,530
Prepaid expenses and other assets	104,539

Total assets	1,080,507,223

Liabilities
Payable for securities purchased	23,778,574
Payable for Fund shares redeemed	1,293,820
Advisory fee payable	10,781
Distribution Plan expenses payable	8,717
Due to other related parties	2,916
Accrued expenses and other liabilities	302,707

Total liabilities	25,397,515

Net assets	$ 1,055,109,708

Net assets represented by
Paid-in capital	$ 1,117,597,044
Overdistributed net investment income	(20,281)
Accumulated net realized losses on securities and foreign currency related transactions	(126,211,523)
Net unrealized gains on securities	63,744,468

Total net assets	$ 1,055,109,708

Net assets consists of
Class A	$ 688,693,540
Class B	97,071,599
Class C	13,682,722
Class I	255,661,847

Total net assets	$ 1,055,109,708

Shares outstanding
Class A	91,221,479
Class B	12,859,941
Class C	1,808,972
Class I	33,995,562

Net asset value per share
Class A	$ 7.55
Class A -- Offering price (based on sales charge of 5.75%)	$ 8.01
Class B	$ 7.55
Class C	$ 7.56
Class C -- Offering price (based on sales charge of 1.00%)	$ 7.64
Class I	$ 7.52

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2003 (unaudited)

Investment income
Interest	$ 11,337,179
Dividends (net of foreign witholding taxes of $1,575)	4,215,813

Total investment income	15,552,992

Expenses
Advisory fee	1,968,006
Distribution Plan expenses
Class A	1,051,170
Class B	484,416
Class C	61,528
Administrative services fee	529,444
Transfer agent fees	1,032,752
Trustees' fees and expenses	39,981
Printing and postage expenses	58,855
Custodian fees	128,345
Registration and filing fees	29,886
Professional fees	15,266
Other	11,139

Total expenses	5,410,788
Less: Expense reductions	(1,867)

Net expenses	5,408,921

Net investment income	10,144,071

Net realized and unrealized gains or losses on securities
Net realized gains on securities	4,031,541
Net change in unrealized gains and losses on securities	82,323,749

Net realized and unrealized gains or losses on securities	86,355,290

Net increase in net assets resulting from operations	$ 96,499,361

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2003		Year Ended
	(unaudited)		March 31, 2003

Operations
Net investment income		$ 10,144,071		$ 23,766,044
Net realized gains or losses on securities and foreign currency related transactions		4,031,541		(54,753,716)
Net change in unrealized gains or losses on securities		82,323,749		(112,832,541)

Net increase (decrease) in net assets resulting from operations		96,499,361		(143,820,213)

Distributions to shareholders from
Net investment income
Class A		(6,788,416)		(16,258,410)
Class B		(603,525)		(1,549,701)
Class C		(82,938)		(160,469)
Class I		(2,574,092)		(5,399,679)

Total distributions to shareholders		(10,048,971)		(23,368,259)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,288,473	9,620,165	6,156,171	44,712,617
Class B	705,769	5,260,913	2,059,275	15,089,381
Class C	388,954	2,926,262	687,335	5,022,427
Class I	1,196,187	8,951,003	3,271,642	22,858,078

		26,758,343		87,682,503

Net asset value of shares issued in reinvestment of distributions
Class A	742,779	5,685,728	1,908,765	13,615,436
Class B	71,534	547,286	200,892	1,428,527
Class C	9,697	74,413	20,048	142,641
Class I	136,496	1,046,602	212,365	1,509,109

		7,354,029		16,695,713

Automatic conversion of Class B shares to Class A shares
Class A	169,054	1,246,057	1,174,725	8,476,530
Class B	(169,179)	(1,246,057)	(1,176,287)	(8,476,530)

		0		0

Payment for shares redeemed
Class A	(8,390,893)	(62,443,461)	(30,113,232)	(218,040,578)
Class B	(1,081,834)	(8,039,040)	(4,733,320)	(34,064,586)
Class C	(169,115)	(1,258,671)	(536,446)	(3,842,894)
Class I	(14,584,162)	(109,036,205)	(11,088,511)	(79,162,015)

		(180,777,377)		(335,110,073)

Net asset value of shares issued in acquisitions
Class A	229,629	1,741,067	8,911,663	68,045,303
Class B	0	0	2,337,429	17,811,666
Class C	0	0	22,158	169,258
Class I	19,938,828	150,597,452	33,773,277	257,011,103

		152,338,519		343,037,330

Net increase in net assets resulting from capital share transactions		5,673,514		112,305,473

Total increase (decrease) in net assets		92,123,904		(54,882,999)
Net assets
Beginning of period		962,985,804		1,017,868,803

End of period		$ 1,055,109,708		$ 962,985,804

Overdistributed net investment income		$ (20,281)		$ (115,381)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Balanced Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

d. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid a fee at an annual rate of 1.5% of the Fund's gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.51% and declining to 0.21% as average daily net assets increase.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the fixed income portion of the Fund, and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended September 30, 2003, the transfer agent fees were equivalent to an annual rate of 0.20% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended September 30, 2003, the Fund paid brokerage commissions of $538,348 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

5. ACQUISITIONS

Effective on the close of business on June 13, 2003, the Fund acquired substantially all the assets and assumed certain liabilities of Evergreen Select Balanced Fund in a tax-free exchange for Class A and Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $13,669,638. The aggregate net assets of the Fund and Evergreen Select Balanced Fund immediately prior to the acquisition were $1,003,038,972 and $152,338,519, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,155,377,491.

Effective on the close of business on June 14, 2002, the Fund acquired substantially all the assets and assumed certain liabilities of Wachovia Balanced Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $32,385,944. The aggregate net assets of the Fund and Wachovia Balanced Fund immediately prior to the acquisition were $932,235,210 and $343,037,330, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,275,272,540.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended September 30, 2003:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 285,291,939	$ 422,757,301	$ 275,712,116	$ 531,666,122

On September 30, 2003, the aggregate cost of securities for federal income tax purposes was $980,382,195. The gross unrealized appreciation and depreciation on securities based on tax cost was $78,814,484 and $15,070,016, respectively, with a net unrealized appreciation of $63,744,468.

As of March 31, 2003, the Fund had $97,614,329 in capital loss carryovers for federal income tax purposes with $25,048,766 expiring in 2009, $44,636,719 expiring in 2010 and $27,928,844 expiring in 2011.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of March 31, 2003, the Fund incurred and elected to defer post-October losses of $22,622,633.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended September 30, 2003, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended September 30, 2003, the Fund had no borrowings under this agreement.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of September 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

568008   11/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Foundation Fund

Evergreen Foundation Fund: Semiannual Report as of September 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

November 2003

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Foundation Fund, which covers the six-month period ended September 30, 2003.

Over the past six months, investors have encountered a variety of challenges. The uncertain geopolitical environment, a staggered economic recovery, worries about deflation, and changes in the tax laws all combined to threaten performance. The weak economic performance ultimately led to falling receipts, causing many states to increase issuance.

The first challenge for investors was the uncertain geopolitical environment. As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices sold-off dramatically and money flowed into U.S. Treasuries in a flight to quality. Once it became apparent that war was inevitable, however, the financial markets regained their equilibrium and stocks began a significant recovery. Apparently, the uncertainty of war was worse for investors than actual war itself. This clarification on the geopolitical front enabled many investors to once again focus on the economic fundamentals.

These fundamentals, though, had been too weak for too long. In an attempt to resuscitate growth, the Federal Reserve maintained an accommodative stance, driving rates to 45-year lows. As the period progressed, though, economic data began to surprise us on the upside. The U.S. consumer remained active and the housing market, buoyed by

1

LETTER TO SHAREHOLDERS continued

surging mortgage refinancing activity, continued to strengthen. U.S. worker productivity also grew, and as corporations generated higher profits, business spending began to accelerate into the summer months.

The Fed's concerns about deflation, however, presented another hurdle for investors. Market yields experienced dramatic swings as investors bought Treasuries in anticipation of lower rates. Yet the rapidly improving economic data resulted in a lower than expected reduction in interest rates at the Fed's monetary policy meeting in June. In addition, Mr. Greenspan's positive comments on the 2004 economic outlook to congressional banking committee members in July caused rampant selling in the bond market as the "deflation trade" unwound. In a little more than a month, the yield on the 10-year Treasury swung from a low of 3.1% to a high of 4.6%. Since that time, though, market yields have settled down in anticipation of further accommodation from the Fed.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of September 30, 2003

MANAGEMENT TEAM

Maureen E. Cullinane, CFA
Large Cap Core Growth Team
Lead Manager

Timothy E. O'Grady
Value Equity Team
Lead Manager

Tattersall Advisory Group, Inc.

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 1/2/1990

	Class A	Class B	Class C	Class I
Class inception date	1/3/1995	1/3/1995	1/3/1995	1/2/1990

6-month return with sales charge	3.93%	4.91%	7.82%	N/A

6-month return w/o sales charge	10.25%	9.91%	9.92%	10.49%

Average annual return*

1 year with sales charge	5.28%	5.93%	8.84%	N/A

1 year w/o sales charge	11.72%	10.93%	10.96%	12.03%

5 year	-0.68%	-0.57%	-0.45%	0.76%

10 year	5.74%	5.66%	5.54%	6.59%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Foundation Fund Class A shares,1 versus a similar investment in the Russell 1000 Index (Russell 1000), the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The Russell 1000 and the LBABI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

All data is as of September 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003 (unaudited)
		Year Ended March 31,
CLASS A		2003[1]	2002[1]	2001	2000	1999
Net asset value, beginning of period	$13.81	$16.14	$16.64	$23.41	$20.98	$20.44
Income from investment operations
Net investment income	0.09	0.25	0.29	0.31	0.36	0.44
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.33	-2.34	-0.50	-3.74	3.01	0.68
Total from investment operations	1.42	-2.09	-0.21	-3.43	3.37	1.12
Distributions to shareholders from
Net investment income	-0.09	-0.24	-0.29	-0.30	-0.35	-0.43
Net realized gains	0	0	0	-3.04	-0.59	-0.15
Total distributions to shareholders	-0.09	-0.24	-0.29	-3.34	-0.94	-0.58
Net asset value, end of period	$15.14	$13.81	$16.14	$16.64	$23.41	$20.98
Total return[2]	10.25%	-12.99%	-1.26%	-16.51%	16.38%	5.58%
Ratios and supplemental data
Net assets, end of period (millions)	$383	$350	$420	$498	$486	$380
Ratios to average net assets
Expenses[3]	1.53%[4]	1.41%	1.34%	1.26%	1.21%	1.26%
Net investment income	1.17%[4]	1.70%	1.74%	1.59%	1.62%	2.18%
Portfolio turnover rate	82%	129%	197%	95%	83%	10%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003 (unaudited)
		Year Ended March 31,
CLASS B		2003[1]	2002[1]	2001	2000	1999
Net asset value, beginning of period	$13.73	$16.05	$16.54	$23.29	$20.88	$20.34
Income from investment operations
Net investment income	0.03	0.14	0.16	0.16	0.19	0.29
Net realized and unrealized gains or losses on securities and foreign currency related trasactions	1.33	-2.33	-0.49	-3.71	3.00	0.67
Total from investment operations	1.36	-2.19	-0.33	-3.55	3.19	0.96
Distributions to shareholders from
Net investment income	-0.03	-0.13	-0.16	-0.16	-0.19	-0.27
Net realized gains	0	0	0	-3.04	-0.59	-0.15
Total distributions to shareholders	-0.03	-0.13	-0.16	-3.20	-0.78	-0.42
Net asset value, end of period	$15.06	$13.73	$16.05	$16.54	$23.29	$20.88
Total return[2]	9.91%	-13.69%	-1.97%	-17.14%	15.48%	4.81%
Ratios and supplemental data
Net assets, end of period (millions)	$483	$518	$976	$1,234	$1,612	$1,432
Ratios to average net assets
Expenses[3]	2.23%[4]	2.16%	2.09%	2.01%	1.96%	2.01%
Net investment income	0.47%[4]	0.95%	0.99%	0.81%	0.88%	1.43%
Portfolio turnover rate	82%	129%	197%	95%	83%	10%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003 (unaudited)
		Year Ended March 31,
CLASS C		2003[1]	2002[1]	2001	2000	1999
Net asset value, beginning of period	$13.72	$16.04	$16.53	$23.28	$20.87	$20.34
Income from investment operations
Net investment income	0.03	0.14	0.16	0.18	0.19	0.29
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.33	-2.33	-0.49	-3.73	3.00	0.66
Total from investment operations	1.36	-2.19	-0.33	-3.55	3.19	0.95
Distributions to shareholders from
Net investment income	-0.03	-0.13	-0.16	-0.16	-0.19	-0.27
Net realized gains	0	0	0	-3.04	-0.59	-0.15
Total distributions to shareholders	-0.03	-0.13	-0.16	-3.20	-0.78	-0.42
Net asset value, end of period	$15.05	$13.72	$16.04	$16.53	$23.28	$20.87
Total return[2]	9.92%	-13.69%	-1.97%	-17.15%	15.49%	4.76%
Ratios and supplemental data
Net assets, end of period (millions)	$107	$111	$177	$251	$76	$68
Ratios to average net assets
Expenses[3]	2.23%	2.16%	2.09%	2.02%	1.96%	2.01%
Net investment income	0.47%[4]	0.95%	0.99%	0.90%	0.88%	1.43%
Portfolio turnover rate	82%[4]	129%	197%	95%	83%	10%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003 (unaudited)
		Year Ended March 31,
CLASS I1		2003[2]	2002[2]	2001	2000	1999
Net asset value, beginning of period	$13.80	$16.14	$16.64	$23.42	$20.99	$20.45
Income from investment operations
Net investment income	0.12	0.28	0.29	0.36	0.43	0.49
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.33	-2.34	-0.46	-3.74	3.00	0.68
Total from investment operations	1.45	-2.06	-0.17	-3.38	3.43	1.17
Distributions to shareholders from
Net investment income	-0.11	-0.28	-0.33	-0.36	-0.41	-0.48
Net realized gains	0	0	0	-3.04	-0.59	-0.15
Total distributions to shareholders	-0.11	-0.28	-0.33	-3.40	-1.00	-0.63
Net asset value, end of period	$15.14	$13.80	$16.14	$16.64	$23.42	$20.99
Total return	10.49%	-12.83%	-1.01%	-16.32%	16.68%	5.84%
Ratios and supplemental data
Net assets, end of period (millions)	$303	$302	$456	$830	$1,176	$1,238
Ratios to average net assets
Expenses[3]	1.23%[4]	1.15%	1.09%	1.01%	0.96%	1.01%
Net investment income	1.47%[4]	1.94%	1.99%	1.81%	1.89%	2.43%
Portfolio turnover rate	82%	129%	197%	95%	83%	10%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

September 30, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

ASSET-BACKED SECURITIES 1.3%
Master Asset Backed Securities Trust, Ser. 2003-WMC2, Class A3A, FRN, 1.27%, 03/25/2026 (h)	AAA	$ 4,500,000	$ 4,500,000
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RZ2, Class A-3, 4.98%, 09/25/2028	AAA	6,520,179	6,550,012
Ser. 2002-RZ3, Class A-4, 4.73%, 12/25/2031	AAA	2,455,000	2,535,734
Ser. 2003-RS7, Class AI6, 5.34%, 08/25/2033	AAA	3,120,000	3,187,624
Total Asset-Backed Securities			16,773,370
COLLATERALIZED MORTGAGE OBLIGATIONS 6.8%
Commerce 2000, Ser. 2000-C1, Class A2, 7.41%, 08/15/2033	AAA	6,500,000	7,619,124
FHLMC:
Ser. 2001-T5, Class A2, 7.00%, 02/19/2030	AAA	4,612,314	4,948,052
Ser. 2075, Class D, 6.50%, 08/15/2028	AAA	4,466,102	4,758,766
Ser. 2198, Class PR, 7.00%, 12/15/2028	AAA	1,528,647	1,563,230
Ser. 2445, Class OD, 6.00%, 09/15/2027	AAA	1,907,876	1,917,180
Ser. 2631, Class MC, 5.00%, 02/15/2032	AAA	4,865,000	4,834,650
FNMA:
Ser. 1997, Class Z, 8.00%, 04/18/2027	AAA	3,505,474	3,880,089
Ser. 1999-25, Class Z, 6.00%, 06/25/2029	AAA	3,933,408	4,061,078
Ser. 2001-51, Class QN, 6.00%, 10/25/2016	AAA	2,575,000	2,754,684
Ser. 2002-9, Class PC, 6.00%, 03/25/2017	AAA	8,350,000	8,939,094
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	AAA	2,971,000	3,170,530
Ser. 2002-W11, Class AV-1, 1.27%, 06/25/2032	AAA	3,434,719	3,443,162
Ser. 2003, Class W, 1.24%, 10/25/2033	AAA	5,000,000	5,012,812
Ser. 2003-18, Class A-1, 6.50%, 12/25/2042	AAA	7,877,913	8,377,672
Ser. 2003-W3, Class 1A-1, 6.50%, 08/25/2042	AAA	3,400,849	3,616,592
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042	AAA	4,248,004	4,553,237
GS Mtge. Securities Corp. II, Ser. 2003-C1, Class A3, 4.60%, 01/10/2040	AAA	2,120,000	2,124,373
LB-UBS Comml. Mtge. Trust, Ser. 2001-C2, Class A2, 6.65%, 11/15/2027	AAA	5,365,000	6,152,283
Student Loan Trust, Ser. 2003-7, Class A2, 1.14%, 09/16/2013	AAA	4,900,000	4,900,612
Total Collateralized Mortgage Obligations			86,627,220
CORPORATE BONDS 10.3%
CONSUMER DISCRETIONARY 0.8%
Media 0.3%
AOL Time Warner, Inc., 7.625%, 04/15/2031	BBB+	2,700,000	3,080,416
Multi-line Retail 0.5%
May Department Stores Co., 6.90%, 01/15/2032	BBB+	6,000,000	6,566,484
CONSUMER STAPLES 0.8%
Beverages 0.5%
Coca-Cola Enterprises, Inc., 0.00%, 06/20/2020 (n)	A	17,530,000	6,616,891
Food & Staples Retailing 0.3%
Wal-Mart Stores, Inc., 6.875%, 08/10/2009	AA	3,000,000	3,530,877
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

September 30, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
ENERGY 0.5%
Oil & Gas 0.5%
Amerada Hess Corp., 7.125%, 03/15/2033	BBB	$ 3,650,000	$ 3,850,527
Conoco Funding Co., 5.45%, 10/15/2006	A-	2,055,000	2,238,288
6,088,815
FINANCIALS 5.7%
Capital Markets 0.6%
Bank of New York Co., Inc., 7.30%, 12/01/2009	A	3,675,000	4,380,902
Merrill Lynch & Co., Inc., 5.36%, 02/01/2007	A+	3,175,000	3,430,203
7,811,105
Commercial Banks 1.7%
National City Corp., 6.625%, 03/01/2004	A-	2,700,000	2,758,536
Norwest Corp., 6.20%, 12/01/2005	A+	5,750,000	6,249,807
PNC Funding Corp., 5.75%, 08/01/2006	A-	4,500,000	4,899,978
Suntrust Banks, Inc., 6.00%, 02/15/2026	A	5,000,000	5,436,395
U.S. Bank, 6.375%, 08/01/2011	A+	2,000,000	2,274,170
21,618,886
Consumer Finance 2.7%
Ford Motor Credit Co., 7.375%, 10/28/2009	BBB	6,000,000	6,403,248
General Electric Capital Corp., 3.50%, 05/01/2008	AAA	3,000,000	3,039,786
GMAC:
6.00%, 08/20/2030	AAA	4,535,000	4,824,720
6.875%, 09/15/2011	BBB	5,425,000	5,639,759
Household Finance Corp., 6.40%, 06/17/2008	A	3,750,000	4,213,215
International Lease Finance Corp., 4.375%, 12/15/2005	AA-	4,105,000	4,268,547
USAA Capital Corp., 5.591%, 12/20/2006 144A	AAA	5,500,000	6,100,573
34,489,848
Real Estate 0.2%
CarrAmerica Realty Corp., 7.125%, 01/15/2012 REIT	BBB	2,850,000	3,241,214
Thrifts & Mortgage Finance 0.5%
American General Finance Corp., 5.875%, 07/14/2006	A+	5,300,000	5,794,665
INDUSTRIALS 0.6%
Road & Rail 0.6%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	BBB+	7,000,000	8,111,215
MATERIALS 0.4%
Chemicals 0.4%
Dow Chemical Co., 5.25%, 05/14/2004	A-	5,000,000	5,090,070
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.6%
SBC Communications, Inc., 5.875%, 02/01/2012	A+	3,625,000	3,959,849
Sprint Capital Corp., 6.875%, 11/15/2028	BBB-	4,250,000	4,159,139
8,118,988
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES 0.9%
Electric Utilities 0.5%
Pacific Gas & Electric Co., 5.93%, 10/08/2003 (g)	D	$ 250,000	$ 250,000
Progress Energy, Inc., 7.75%, 03/01/2031	BBB-	1,000,000	1,150,815
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	BBB	4,500,000	4,764,024
6,164,839
Gas Utilities 0.4%
Consolidated Natural Gas Co., 5.375%, 11/01/2006	BBB+	4,700,000	5,076,512
Total Corporate Bonds			131,400,825
MORTGAGE-BACKED SECURITIES 10.1%
FHLMC:
4.25%, 03/25/2030	AAA	2,308,770	2,320,083
4.50%, 07/01/2033	AAA	11,105,002	10,738,883
4.50%, TBA #	AAA	4,125,000	3,987,068
5.50%, TBA #	AAA	4,125,000	4,207,500
6.00%, 04/01/2014	AAA	3,341,254	3,487,229
8.50%, 09/01/2020	AAA	1,353,707	1,484,123
FNMA:
4.00%, 08/01/2033	AAA	4,978,118	5,063,182
4.90%, 01/01/2013	AAA	7,177,093	7,376,829
5.84%, 12/01/2008	AAA	10,216,318	11,173,887
5.89%, 10/01/2008	AAA	6,921,104	7,519,662
6.00%, 08/01/2006-05/01/2033	AAA	29,283,124	30,471,997
6.00%, TBA #	AAA	5,515,000	5,692,517
6.50%, 07/01/2032-08/01/2032	AAA	14,873,364	15,508,688
7.00%, 06/01/2032	AAA	4,631,474	4,900,913
7.50%, 02/25/2029-10/01/2031	AAA	5,053,647	5,457,442
GNMA:
5.00%, 09/20/2029-07/20/2030	AAA	3,794,157	3,852,032
6.50%, 04/20/2032	AAA	4,851,693	5,078,961
Total Mortgage-Backed Securities			128,320,996
U.S. TREASURY OBLIGATIONS 5.1%
U.S. Treasury Bonds, 6.00%, 02/15/2026 ##	AAA	30,945,000	35,283,365
U.S. Treasury Notes:
2.625%, 05/15/2008	AAA	2,475,000	2,469,298
5.00%, 08/15/2011	AAA	25,290,000	27,670,826
Total U.S. Treasury Obligations			65,423,489
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2003  (unaudited)

	Shares	Value

COMMON STOCKS 62.9%
CONSUMER DISCRETIONARY 9.3%
Automobiles 0.1%
Toyota Motor Corp.	40,000	$ 1,177,579
Hotels, Restaurants & Leisure 0.9%
International Game Technology, Inc.	260,000	7,319,000
Starbucks Corp.	150,000	4,320,000
11,639,000
Household Durables 0.8%
Black & Decker Corp.	106,841	4,332,402
Harman International Industries, Inc.	45,000	4,425,750
Matsushita Electric Industrial Co., Ltd.	135,000	1,629,718
10,387,870
Internet & Catalog Retail 2.0%
Amazon.com, Inc. (p)*	218,000	10,542,480
eBay, Inc. *	145,000	7,758,950
InterActiveCorp *	228,500	7,551,933
25,853,363
Leisure Equipment & Products 0.1%
Eastman Kodak Co.	48,724	1,020,281
Media 2.5%
AOL Time Warner, Inc.	460,597	6,959,621
Clear Channel Communications, Inc.	247,000	9,460,100
Comcast Corp., Class A *	265,293	7,836,755
Liberty Media Corp., Class A *	627,825	6,259,415
New York Times Co., Class A	39,663	1,723,754
32,239,645
Multi-line Retail 0.7%
Dollar General Corp.	415,000	8,300,000
Specialty Retail 1.3%
Barnes & Noble, Inc. *	96,100	2,441,901
Best Buy Co., Inc. *	174,000	8,268,480
Home Depot, Inc.	200,000	6,370,000
17,080,381
Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc. *	118,000	6,442,800
Jones Apparel Group, Inc.	134,538	4,026,723
Liz Claiborne, Inc.	13,506	459,879
10,929,402
CONSUMER STAPLES 3.6%
Beverages 0.8%
Anheuser-Busch Companies, Inc.	83,315	4,110,762
PepsiCo, Inc.	133,781	6,131,183
10,241,945
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2003  (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing 0.8%
Wal-Mart Stores, Inc.	189,340	$ 10,574,639
Food Products 0.7%
Kellogg Co.	139,494	4,652,125
McCormick & Co., Inc.	170,000	4,661,400
9,313,525
Household Products 0.6%
Dial Corp.	95,150	2,049,531
Procter & Gamble Co.	53,027	4,921,966
6,971,497
Tobacco 0.7%
Altria Group, Inc.	215,594	9,443,017
ENERGY 5.2%
Energy Equipment & Services 1.0%
Cooper Cameron Corp. *	61,682	2,850,325
ENSCO International, Inc.	88,369	2,370,057
Halliburton Co.	150,285	3,644,411
Nabors Industries, Ltd. *	46,195	1,721,226
Noble Corp. *	64,048	2,176,991
12,763,010
Oil & Gas 4.2%
Anadarko Petroleum Corp.	62,054	2,591,375
Apache Corp.	96,120	6,664,961
ChevronTexaco Corp.	52,957	3,783,778
ConocoPhillips	52,176	2,856,636
Devon Energy Corp.	233,008	11,228,655
Exxon Mobil Corp.	241,292	8,831,287
Occidental Petroleum Corp.	195,720	6,895,216
Valero Energy Corp.	83,654	3,201,438
XTO Energy, Inc.	360,038	7,557,198
53,610,544
FINANCIALS 10.7%
Capital Markets 3.0%
J.P. Morgan Chase & Co.	362,199	12,434,292
Merrill Lynch & Co., Inc.	251,729	13,475,053
Morgan Stanley	155,751	7,859,195
State Street Corp.	91,989	4,139,505
37,908,045
Commercial Banks 3.5%
Bank of America Corp.	194,171	15,153,105
Bank One Corp.	239,181	9,244,346
Hibernia Corp., Class A	93,346	1,891,190
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

September 30, 2003  (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
U.S. Bancorp	337,951	$ 8,107,444
Wells Fargo & Co.	193,949	9,988,373
44,384,458
Consumer Finance 1.0%
American Express Co.	288,378	12,994,313
Diversified Financial Services 1.9%
Citigroup, Inc.	539,595	24,556,968
Insurance 1.0%
Allstate Corp.	134,356	4,908,025
American International Group, Inc.	101,165	5,837,221
Mitsui Marine & Fire Insurance Co., Ltd.	230,000	1,676,255
12,421,501
Thrifts & Mortgage Finance 0.3%
Sovereign Bancorp, Inc.	210,550	3,905,703
HEALTH CARE 9.7%
Biotechnology 2.0%
Amgen, Inc. *	133,000	8,587,810
Genentech, Inc. *	109,500	8,775,330
Gilead Sciences, Inc. *	75,000	4,194,750
MedImmune, Inc. *	110,000	3,631,100
25,188,990
Health Care Equipment & Supplies 2.5%
Becton Dickinson & Co.	53,327	1,926,171
Guidant Corp.	76,900	3,602,765
Medtronic, Inc.	155,500	7,296,060
Millipore Corp.	65,000	2,993,900
Saint Jude Medical, Inc. *	84,000	4,516,680
Stryker Corp.	81,000	6,100,110
Zimmer Holdings, Inc.	97,000	5,344,700
31,780,386
Health Care Providers & Services 0.5%
Aetna, Inc.	48,765	2,976,128
AmerisourceBergen Corp.	55,344	2,991,343
Anthem, Inc. *	18,023	1,285,581
7,253,052
Pharmaceuticals 4.7%
Bristol-Myers Squibb Co.	152,410	3,910,841
Forest Laboratories, Inc.	75,000	3,858,750
Merck & Co., Inc.	106,678	5,400,040
Mylan Laboratories, Inc.	171,000	6,609,150
Pfizer, Inc.	588,004	17,863,562
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

September 30, 2003  (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Pharmaceutical Resources, Inc.	37,500	$ 2,558,250
Teva Pharmaceutical Industries, Ltd., ADR (p)	125,000	7,143,750
Watson Pharmaceuticals, Inc. *	150,000	6,253,500
Wyeth	136,433	6,289,561
59,887,404
INDUSTRIALS 8.4%
Aerospace & Defense 0.9%
Honeywell International, Inc.	209,770	5,527,439
Lockheed Martin Corp.	54,718	2,525,236
Northrop Grumman Corp.	42,042	3,624,861
11,677,536
Commercial Services & Supplies 2.1%
Apollo Group, Inc., Class A *	107,000	7,065,210
Career Education Corp. *	135,000	6,115,500
Cendant Corp. *	430,000	8,036,700
Waste Management, Inc.	195,601	5,118,878
26,336,288
Electrical Equipment 1.0%
Cooper Industries, Ltd., Class A	165,000	7,924,950
Emerson Electric Co.	83,983	4,421,705
12,346,655
Industrial Conglomerates 2.2%
3M Co.	143,182	9,889,581
General Electric Co.	394,400	11,757,064
Tyco International, Ltd.	315,575	6,447,197
28,093,842
Machinery 1.9%
Deere & Co.	213,974	11,406,954
Illinois Tool Works, Inc.	100,397	6,652,306
Ingersoll-Rand Co., Ltd., Class A	52,048	2,781,445
Paccar, Inc.	30,000	2,240,700
SPX Corp.	42,690	1,933,003
25,014,408
Road & Rail 0.3%
CSX Corp.	117,972	3,450,681
INFORMATION TECHNOLOGY 11.3%
Communications Equipment 2.3%
Cisco Systems, Inc. *	575,000	11,235,500
Nokia Corp., ADR	223,763	3,490,703
Nortel Networks Corp.	575,000	2,357,500
QLogic Corp. *	115,000	5,406,150
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

September 30, 2003  (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Communications Equipment continued
QUALCOMM, Inc.	155,000	$ 6,454,200
28,944,053
Computers & Peripherals 1.3%
Dell, Inc. *	265,000	8,848,350
Hewlett-Packard Co.	333,200	6,450,752
NEC Corp.	220,000	1,658,664
16,957,766
Electronic Equipment & Instruments 0.9%
Flextronics International, Ltd.	325,000	4,608,500
Sharp Corp.	100,000	1,467,486
Tech Data Corp. *	49,562	1,528,988
Thermo Electron Corp. *	167,401	3,632,602
11,237,576
IT Services 0.9%
First Data Corp.	120,252	4,805,270
Paychex, Inc.	200,000	6,786,000
11,591,270
Office Electronics 0.1%
Canon, Inc.	27,000	1,323,161
Semiconductors & Semiconductor Equipment 2.5%
Altera Corp.	210,000	3,969,000
Intel Corp.	462,500	12,723,375
Lam Research Corp.	135,000	2,990,250
Microchip Technology, Inc.	175,000	4,189,500
Texas Instruments, Inc.	371,000	8,458,800
32,330,925
Software 3.3%
Cadence Design Systems, Inc. *	160,000	2,144,000
Intuit, Inc. *	133,000	6,415,920
Microsoft Corp.	751,778	20,891,910
Oracle Corp. *	646,900	7,258,218
Sybase, Inc.	48,786	829,850
Veritas Software Corp. *	135,000	4,239,000
41,778,898
MATERIALS 1.7%
Chemicals 0.5%
Ecolab, Inc.	85,000	2,146,250
PPG Industries, Inc.	86,939	4,539,955
6,686,205
See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

September 30, 2003  (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 0.6%
JFE Holdings, Inc.	70,000	$ 1,533,007
Nucor Corp.	65,043	2,984,173
Phelps Dodge Corp.	63,342	2,964,406
7,481,586
Paper & Forest Products 0.6%
International Paper Co.	134,128	5,233,674
MeadWestvaco Corp.	76,732	1,956,666
7,190,340
TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.5%
ALLTEL Corp.	60,672	2,811,540
BellSouth Corp.	153,150	3,626,592
Centurytel, Inc.	106,530	3,610,302
SBC Communications, Inc.	166,849	3,712,390
Telefonos de Mexico SA de CV, ADR	64,985	1,985,292
Verizon Communications, Inc.	85,600	2,776,864
18,522,980
Wireless Telecommunications Services 0.1%
NTT Mobile Communication Network, Inc.	700	1,715,209
UTILITIES 1.4%
Electric Utilities 1.1%
Exelon Corp.	113,708	7,220,458
FPL Group, Inc.	80,995	5,118,884
Wisconsin Energy Corp.	49,968	1,527,522
13,866,864
Multi-Utilities & Unregulated Power 0.3%
SCANA Corp.	132,516	4,538,673
Total Common Stocks		802,911,434
SHORT-TERM INVESTMENTS 4.4%
MUTUAL FUND SHARES 4.4%
Evergreen Institutional U.S. Government Money Market Fund (o)	42,272,555	42,272,555
Navigator Prime Portfolio (pp)	14,637,899	14,637,899
Total Short-Term Investments		56,910,454
Total Investments (cost $1,208,753,943) 100.9%		1,288,367,788
Other Assets and Liabilities (0.9%)		(11,720,831)
Net Assets 100.0%		$ 1,276,646,957
See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

September 30, 2003  (unaudited)

*	Non-income producing security
(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(g)	Security which has defaulted on payment of interest. The Fund has stopped accruing interest on this security.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
#	When-issued security
##	All or a portion of the security has been segregated for when-issued securities.
144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:
ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
TBA	To Be Announced
See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003  (unaudited)

Assets
Identified cost of securities	$ 1,208,753,943
Net unrealized gains on securities	79,613,845

Market value of securities	1,288,367,788
Receivable for securities sold	30,000,681
Receivable for Fund shares sold	121,233
Dividends and interest receivable	4,179,543
Receivable for securities lending income	1,592
Prepaid expenses and other assets	28,917

Total assets	1,322,699,754

Liabilities
Payable for securities purchased	28,918,516
Payable for Fund shares redeemed	2,052,548
Payable for securities on loan	14,637,899
Advisory fee payable	23,220
Distribution Plan expenses payable	19,364
Due to other related parties	3,508
Accrued expenses and other liabilities	397,742

Total liabilities	46,052,797

Net assets	$ 1,276,646,957

Net assets represented by
Paid-in capital	$ 1,396,942,445
Undistributed net investment income	132,534
Accumulated net realized losses on securities and foreign currency related transactions	(200,041,952)
Net unrealized gains on securities and foreign currency related transactions	79,613,930

Total net assets	$ 1,276,646,957

Net assets consists of
Class A	$ 383,420,169
Class B	483,052,136
Class C	106,903,627
Class I	303,271,025

Total net assets	$ 1,276,646,957

Shares outstanding
Class A	25,317,188
Class B	32,076,201
Class C	7,102,649
Class I	20,030,375

Net asset value per share
Class A	$ 15.14
Class A -- Offering price (based on sales charge of 5.75%)	$ 16.06
Class B	$ 15.06
Class C	$ 15.05
Class C -- Offering price (based on sales charge of 1.00%)	$ 15.20
Class I	$ 15.14

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2003  (unaudited)

Investment income
Interest	$ 11,905,528
Dividends (net of foreign withholding taxes of $4,862)	5,821,253

Total investment income	17,726,781

Expenses
Advisory fee	4,329,257
Distribution Plan expenses
Class A	576,869
Class B	2,543,475
Class C	559,780
Administrative services fee	656,456
Transfer agent fees	2,711,316
Trustees' fees and expenses	108,153
Printing and postage expenses	70,888
Custodian fees	155,373
Registration and filing fees	22,892
Professional fees	16,726
Other	10,987

Total expenses	11,762,172
Less: Expense reductions	(2,047)

Net expenses	11,760,125

Net investment income	5,966,656

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	11,322,914
Foreign currency related transactions	(1,352)

Net realized gains on securities and foreign currency related transactions	11,321,562
Net change in unrealized gains or losses on securities and foreign currency related transactions	110,041,299

Net realized and unrealized gains or losses on securities and foreign currency related transactions	121,362,861

Net increase in net assets resulting from operations	$ 127,329,517

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2003		Year Ended
	(unaudited)		March 31, 2003

Operations
Net investment income		$ 5,966,656		$ 20,964,192
Net realized gains or losses on securities and foreign currency related transactions		11,321,562		(185,198,784)
Net change in unrealized gains or losses on securities and foreign currency related transactions		110,041,299		(85,419,355)

Net increase (decrease) in net assets resulting from operations		127,329,517		(249,653,947)

Distributions to shareholders from
Net investment income
Class A		(2,223,799)		(5,901,102)
Class B		(1,042,795)		(5,961,762)
Class C		(232,870)		(1,170,127)
Class I		(2,220,346)		(6,514,028)

Total distributions to shareholders		(5,719,810)		(19,547,019)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	712,489	10,470,481	2,248,773	32,180,136
Class B	263,403	3,889,801	1,132,769	16,619,239
Class C	57,601	852,182	209,039	3,015,619
Class I	1,398,742	20,831,072	2,864,504	41,191,395

		36,043,536		93,006,389

Net asset value of shares issued in reinvestment of distributions
Class A	136,634	2,100,337	385,389	5,499,345
Class B	64,882	990,421	398,917	5,679,434
Class C	13,607	207,581	73,730	1,047,721
Class I	127,971	1,966,791	412,284	5,894,226

		5,265,130		18,120,726

Automatic conversion of Class B shares to Class A shares
Class A	2,198,745	32,119,487	8,182,406	117,967,547
Class B	(2,213,038)	(32,119,487)	(8,238,342)	(117,967,547)

		0		0

Payment for shares redeemed
Class A	(3,060,990)	(45,698,009)	(11,514,757)	(167,534,672)
Class B	(3,735,210)	(55,051,779)	(16,428,219)	(235,375,054)
Class C	(1,037,780)	(15,348,346)	(3,240,365)	(46,868,361)
Class I	(3,393,950)	(50,405,889)	(9,645,156)	(141,581,614)

		(166,504,023)		(591,359,701)

Net decrease in net assets resulting from capital share transactions		(125,195,357)		(480,232,586)

Total decrease in net assets		(3,585,650)		(749,433,552)
Net assets
Beginning of period		1,280,232,607		2,029,666,159

End of period		$ 1,276,646,957		$ 1,280,232,607

Undistributed (overdistributed) net investment income		$ 132,534		$ (114,312)

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Foundation Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

23

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

24

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.725% and declining to 0.550% as average daily net assets increase.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the fixed income portion of the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIC"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. An administrator EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended September 30, 2003, the transfer agent fees were equivalent to an annual rate of 0.41% of the Fund's average daily net assets.

25

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended September 30, 2003, the Fund paid brokerage commissions of $551,604 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended September 30, 2003:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 464,369,144	$ 566,884,879	$ 410,947,599	$ 667,306,397

During the six months ended September 30, 2003, the Fund loaned securities to certain brokers. At September 30, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $14,254,633 and $14,637,899, respectively. During the six months ended September 30, 2003 the Fund earned $16,914 in income from securities lending which is included in dividend income on the Statement of Operations.

On September 30, 2003, the aggregate cost of securities for federal income tax purposes was $1,208,753,943. The gross unrealized appreciation and depreciation on securities based on tax cost was $109,312,917 and $29,699,072, respectively, with a net unrealized appreciation of $79,613,845.

As of March 31, 2003, the Fund had $116,102,811 in capital loss carryovers for federal income tax purposes with $19,206,168 expiring in 2010, and $96,896,643 expiring in 2011.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of March 31, 2003, the Fund incurred and elected to defer post-October losses of $76,241,495.

26

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended September 30, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended September 30, 2003, the Fund had no borrowings under this agreement.

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of September 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

568009   11/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer
Date: November 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 30, 2003

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: November 30, 2003